Note 5 - Revenue from Contracts with Customers - Revenue by Geography (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue		$ 1,196		$ 2,158		$ 4,380		$ 4,546		$ 6,012	$ 4,247	$ 0
Asia Pacific [Member]
Revenue	[2]	82	[1]	232	[1]	351	[1]	1,946	[1]	1,531	3,988
North America [Member]
Revenue	[2]	$ 588	[1]	$ 1,817	[1]	$ 2,467	[1]	$ 2,435	[1]	3,438	201
Other Countries [Member]
Revenue	[2]									$ 1,043	$ 58

[1]	Certain comparative figures have been reclassified to conform to the current year presentation.
[2]	Revenue by geography is based on the geographical location of the customer.